Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Segmented Information
Geographical long-lived assets	$ 333,751	$ 262,599
United States
Segmented Information
Geographical long-lived assets	246,048	178,843
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	49,737	26,298
Canada
Segmented Information
Geographical long-lived assets	31,007	47,072
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 6,959	$ 10,386